Financial Assets Measured at Fair Value Through Profit and Loss (Details) - Schedule of Financial Assets Measured at Fair Value Through Profit and Loss - Financial Assets at Fair Value Through Profit or Loss, Category [Member]
6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss [Line Items]
At beginning of year	RM 72,793	$ 15,431	RM 72,295
Addition
Disposal
Currency realignment	1,806	383	498
At end of year	RM 74,599	$ 15,814	RM 72,793